Revenue and operating expenses (Details) - Schedule of operating expenses by nature - MXN ($) $ in Thousands	12 Months Ended
	Jan. 03, 2021	Dec. 31, 2019	Dec. 31, 2018
Cost of personnel services and other employee benefits [Member]
Revenue and operating expenses (Details) - Schedule of operating expenses by nature [Line Items]
Operating expenses by nature	$ 564,213	$ 423,956	$ 332,878
Distribution costs [Member]
Revenue and operating expenses (Details) - Schedule of operating expenses by nature [Line Items]
Operating expenses by nature	331,023	121,155	102,397
Sales catalog [Member]
Revenue and operating expenses (Details) - Schedule of operating expenses by nature [Line Items]
Operating expenses by nature	247,250	128,687	92,931
Promotions for the sales force [Member]
Revenue and operating expenses (Details) - Schedule of operating expenses by nature [Line Items]
Operating expenses by nature	172,177	26,311	24,492
Packing materials [Member]
Revenue and operating expenses (Details) - Schedule of operating expenses by nature [Line Items]
Operating expenses by nature	112,512	58,361	46,976
Impairment loss on trade accounts receivables [Member]
Revenue and operating expenses (Details) - Schedule of operating expenses by nature [Line Items]
Operating expenses by nature	57,627	22,512	18,699
Commissions and professional fees [Member]
Revenue and operating expenses (Details) - Schedule of operating expenses by nature [Line Items]
Operating expenses by nature	61,403	13,577	8,335
Depreciation and amortization [Member]
Revenue and operating expenses (Details) - Schedule of operating expenses by nature [Line Items]
Operating expenses by nature	43,688	38,394	25,960
Share-based payments [Membr]
Revenue and operating expenses (Details) - Schedule of operating expenses by nature [Line Items]
Operating expenses by nature	32,910
Bank fees [Member]
Revenue and operating expenses (Details) - Schedule of operating expenses by nature [Line Items]
Operating expenses by nature	23,965	15,436	30,934
Rent expense, operating leases [Member]
Revenue and operating expenses (Details) - Schedule of operating expenses by nature [Line Items]
Operating expenses by nature	22,451	17,663	20,269
Events, marketing and advertising [Member]
Revenue and operating expenses (Details) - Schedule of operating expenses by nature [Line Items]
Operating expenses by nature	19,237	37,848	35,253
Travel expenses [Member]
Revenue and operating expenses (Details) - Schedule of operating expenses by nature [Line Items]
Operating expenses by nature	13,522	18,835	17,254
Other [Member]
Revenue and operating expenses (Details) - Schedule of operating expenses by nature [Line Items]
Operating expenses by nature	147,077	68,853	50,122
Total Operating expenses [Member]
Revenue and operating expenses (Details) - Schedule of operating expenses by nature [Line Items]
Operating expenses by nature	$ 1,849,055	$ 991,588	$ 806,500